Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Recoupment/Clawback Policy

The Company maintains a Recoupment/Clawback Policy that is designed to enable the Company to recoup erroneously awarded incentive-based compensation in the event that the Company is required to prepare an accounting restatement. The policy is defined to comply with, and to be interpreted in a manner consistent with, Section 10D of the Securities Exchange Act of 1934, as amended, SEC Rule 10D-1 and Nasdaq Listing Rule 5608. Under the policy, in the event of an accounting restatement due to the Company’s material noncompliance with any financial reporting requirement under the securities laws, including any required accounting restatement to correct a material error in previously issued financial statements, or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period, the Company must recoup erroneously awarded incentive-based compensation previously paid to the Company’s executive officers in accordance with the terms of the policy. Furthermore, under the policy, the Company is prohibited from indemnifying any executive officer or former executive officer against the loss of erroneously awarded incentive-based compensation and from paying or reimbursing an executive officer for purchasing insurance to cover any such loss.